5. DISCONTINUED OPERATIONS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Expenses
Operating expenses	$ (10,616)	$ (10,622)
Exploration and evaluation	(12,834)	(11,196)
General and administrative	(5,858)	(4,420)
Foreign Exchange	(611)	(1,477)
Other income (expense)
Other	2,210	906
Loss before taxes	(17,725)	(15,654)
Net loss for the period	(14,168)	(17,343)
Loss on disposal	(81)	(102)
Loss from discontinued operations	(81)	(5,644)
Africa Mining Division
Expenses
Operating expenses	0	(64)
Exploration and evaluation	0	(74)
General and administrative	0	(280)
Foreign Exchange	0	(5,154)
Other income (expense)
Gains on disposal of plant and equipment	0	49
Other	0	(19)
Loss before taxes	0	(5,542)
Income tax recovery (expense)	0	0
Net loss for the period	0	(5,542)
Loss on disposal	(81)	(102)
Loss from discontinued operations	$ (81)	$ (5,644)